Average Annual Total Returns - Aggressive Growth Lifestyle Fund	None 1 Year	None 5 Years	None 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years
Total	13.47%	10.05%	8.87%	18.40%	15.22%	13.88%	13.97%	11.01%	9.82%